Derivative financial liability - current (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Financial Liability - Current
Equity settled derivative financial liability			£ 400
At 1 January/on acquisition		400	1,573
Gain recognised in finance income within the consolidated statement of comprehensive income		(400)	(1,173)
At 31 December			£ 400